ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended
Jun. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	June 30, 2025	March 31, 2025
	($)	($)
Accounts payable	1,814,870	488,338
Accrued liabilities	559,773	292,585
Total	2,374,643	780,923